Subsequent Events	12 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events	30. Subsequent Events Subsequent events were evaluated up to February 10, 2015, which is the issuance date of this 2014 Annual Report. There are no subsequent events to report.